AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 97.6%
Communication Services - 2.5%
Pinterest, Inc., Class A*	699,800	$21,693,800
Take-Two Interactive Software, Inc.*	59,900	12,414,275

Total Communication Services		34,108,075
Consumer Discretionary - 10.1%
DoorDash, Inc., Class A*	114,890	20,998,445
Floor & Decor Holdings, Inc., Class A*	160,100	12,883,247
O'Reilly Automotive, Inc.*	20,960	30,026,877
Pool Corp.	55,380	17,630,223
Ross Stores, Inc.	185,600	23,717,824
Tractor Supply Co.	392,300	21,615,730
Wyndham Hotels & Resorts, Inc.	128,100	11,594,331

Total Consumer Discretionary		138,466,677
Consumer Staples - 2.7%
BJ's Wholesale Club Holdings, Inc.*	186,352	21,262,763
Performance Food Group Co.*	200,600	15,773,178

Total Consumer Staples		37,035,941
Energy - 5.2%
Cheniere Energy, Inc.	156,400	36,190,960
Permian Resources Corp.	1,203,200	16,664,320
Targa Resources Corp.	88,300	17,701,501

Total Energy		70,556,781
Financials - 9.1%
The Allstate Corp.	118,493	24,536,346
Block, Inc.*	83,600	4,541,988
Brown & Brown, Inc.	114,718	14,270,919
Interactive Brokers Group, Inc., Class A	124,914	20,684,509
RenaissanceRe Holdings, Ltd. (Bermuda)	54,100	12,984,000
Robinhood Markets, Inc., Class A*	466,205	19,403,452
TPG, Inc.[1]	580,220	27,519,835

Total Financials		123,941,049
Health Care - 13.2%
Argenx SE, ADR (Netherlands)*	40,150	23,763,380
Cencora, Inc.[1]	145,500	40,462,095
Encompass Health Corp.	112,600	11,404,128
IDEXX Laboratories, Inc.*	62,300	26,162,885
Insmed, Inc.*	150,200	11,458,758
Inspire Medical Systems, Inc.*,1	77,893	12,406,797
Repligen Corp.*	75,470	9,602,803
Stevanato Group S.p.A. (Italy)[1]	630,156	12,867,785
Veeva Systems, Inc., Class A*	138,785	32,146,770

Total Health Care		180,275,401
	Shares	Value
Industrials - 22.3%
AMETEK, Inc.	77,000	$13,254,780
Axon Enterprise, Inc.*	39,100	20,564,645
Cintas Corp.	127,820	26,270,845
Curtiss-Wright Corp.	63,204	20,052,733
EMCOR Group, Inc.	85,830	31,725,343
Equifax, Inc.	48,089	11,712,557
Esab Corp.	116,000	13,514,000
GFL Environmental, Inc. (Canada)[1]	325,104	15,705,774
Hexcel Corp.	223,900	12,260,764
Loar Holdings, Inc.*,1	179,630	12,690,859
Paylocity Holding Corp.*	61,200	11,465,208
Regal Rexnord Corp.	147,394	16,780,807
Rockwell Automation, Inc.	68,130	17,603,429
Saia, Inc.*	37,420	13,075,671
Verisk Analytics, Inc., Class A	124,493	37,051,607
Waste Connections, Inc. (Canada)	100,475	19,611,715
Watsco, Inc.	20,200	10,267,660

Total Industrials		303,608,397
Information Technology - 28.7%
Amphenol Corp., Class A	228,340	14,976,821
AppLovin Corp., Class A*	103,000	27,291,910
Bentley Systems, Inc., Class B	354,500	13,946,030
Crowdstrike Holdings, Inc., Class A*	57,501	20,273,703
CyberArk Software, Ltd. (Israel)*	86,995	29,404,310
Dynatrace, Inc.*	437,150	20,611,622
Elastic, N.V.*	164,995	14,701,055
Fair Isaac Corp.*	6,780	12,503,405
Gartner, Inc.*	67,925	28,510,839
HubSpot, Inc.*	68,800	39,304,752
JFrog, Ltd. (Israel)*	663,057	21,217,824
Lattice Semiconductor Corp.*	323,800	16,983,310
Marvell Technology, Inc.	174,360	10,735,345
Monolithic Power Systems, Inc.	45,600	26,447,088
Nice, Ltd., Sponsored ADR (Israel)*	98,320	15,157,994
Onestream, Inc.*	548,515	11,705,310
Samsara, Inc., Class A*	275,500	10,559,915
ServiceTitan, Inc., Class A*,1	223,296	21,237,683
Trimble, Inc.*	243,300	15,972,645
Tyler Technologies, Inc.*	34,400	19,999,816

Total Information Technology		391,541,377
Materials - 2.4%
Martin Marietta Materials, Inc.	34,700	16,591,111

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 2.4% (continued)
RPM International, Inc.	138,100	$15,975,408

Total Materials		32,566,519
Real Estate - 1.4%
CoStar Group, Inc.*	240,980	19,092,845

Total Common Stocks (Cost $1,022,465,382)		1,331,193,062

	Principal Amount
Short-Term Investments - 4.0%
Joint Repurchase Agreements - 1.5%[2]
Citadel Securities LLC, dated 03/31/25, due 04/01/25, 4.440% total to be received $4,665,023 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/15/25 - 02/15/55, totaling $4,758,324)	$4,664,448	4,664,448
Daiwa Capital Markets America, dated 03/31/25, due 04/01/25, 4.370% total to be received $2,035,022 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 04/10/25 - 03/01/55, totaling $2,075,471)	2,034,775	2,034,775
HSBC Securities USA, Inc., dated 03/31/25, due 04/01/25, 4.370% total to be received $3,254,960 (collateralized by various U.S. Government Agency Obligations, 1.470% - 6.500%, 06/01/28 - 02/01/55, totaling $3,319,656)	3,254,565	3,254,565
RBC Dominion Securities, Inc., dated 03/31/25, due 04/01/25, 4.360% total to be received $4,873,250 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 04/10/25 - 12/15/66, totaling $4,970,113)	4,872,660	4,872,660
	Principal Amount	Value

State of Wisconsin Investment Board, dated 03/31/25, due 04/01/25, 4.470% total to be received $4,665,027 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/26 - 02/15/53, totaling $4,751,427)	$4,664,448	$4,664,448
TD Securities LLC, dated 03/31/25, due 04/01/25, 4.370% total to be received $399,242 (collateralized by a U.S. Treasury, 4.875%, 10/31/28, totaling $407,178)	399,194	399,194

Total Joint Repurchase Agreements		19,890,090

	Shares
Other Investment Companies - 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[3]	13,922,554	13,922,554
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[3]	20,883,831	20,883,831

Total Other Investment Companies		34,806,385

Total Short-Term Investments (Cost $54,696,475)		54,696,475
Total Investments - 101.6% (Cost $1,077,161,857)		1,385,889,537
Other Assets, less Liabilities - (1.6)%		(21,502,558)
Net Assets - 100.0%		$1,364,386,979

*	Non-income producing security.
[1]	Some of these securities, amounting to $44,447,641 or 3.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,331,193,062	—	—	$1,331,193,062
Short-Term Investments
Joint Repurchase Agreements	—	$19,890,090	—	19,890,090
Other Investment Companies	34,806,385	—	—	34,806,385
Total Investments in Securities	$1,365,999,447	$19,890,090	—	$1,385,889,537

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$44,447,641	$19,890,090	$24,835,930	$44,726,020
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/30/25-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.